Taxation - Summary of Net Deferred Tax Asset (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Major components of tax expense (income) [abstract]
Deferred tax assets	£ 3,796	£ 4,374
Deferred tax liabilities	(1,396)	(1,934)
Total	£ 2,400	£ 2,440